CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Allowance for Doubtful Accounts Receivable, Current | $	$ 1,281		$ 1,053
Ordinary shares, Par or Stated Value Per Share (in dollars per share) | ₪ / shares		₪ 3		₪ 3
Ordinary shares, Shares Authorized	16,000,000		16,000,000
Ordinary shares, Shares, Issued	7,873,919		7,784,644
Ordinary shares, Shares, Outstanding	7,873,919		7,784,644